RECEIVABLES	12 Months Ended
Nov. 30, 2021
RECEIVABLES	4. RECEIVABLES

	2021	2020
	$	$
Accounts receivable	512,041	7,991
Sales tax receivable	266,464	175,624
Receivables	778,505	183,615